UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                    -----------

                       The Gabelli Dividend & Income Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ---------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               COMMON STOCKS -- 77.9%
               AEROSPACE -- 0.7%
      10,000   Goodrich Corp.................  $      436,100
      30,000   Kaman Corp....................         754,800
   2,000,000   Rolls-Royce Group plc+........      15,914,657
 107,600,000   Rolls-Royce Group plc, Cl. B..         190,684
                                               --------------
                                                   17,296,241
                                               --------------
               AGRICULTURE -- 0.7%
     470,000   Archer-Daniels-Midland Co.....      15,815,500
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.9%
     450,000   Dana Corp.....................         679,500
     455,000   Genuine Parts Co..............      19,942,650
                                               --------------
                                                   20,622,150
                                               --------------
               CABLE AND SATELLITE -- 1.2%
      50,000   Cablevision Systems Corp.,
                Cl. A+ ......................       1,335,000
      14,200   Cogeco Inc....................         342,279
     115,000   DIRECTV Group Inc.+...........       1,886,000
     330,000   EchoStar Communications Corp.,
                Cl. A+ ......................       9,857,100
      90,000   Liberty Global Inc., Cl. A+...       1,842,300
      90,000   Liberty Global Inc., Cl. C+...       1,777,500
     147,800   PanAmSat Holding Corp.........       3,668,396
     200,000   Rogers Communications Inc.,
                Cl. B .......................       7,630,000
                                               --------------
                                                   28,338,575
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      20,000   Thomas & Betts Corp.+.........       1,027,600
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
     200,000   Anteon International Corp.+...      10,912,000
                                               --------------
               CONSUMER PRODUCTS -- 2.0%
     240,000   Alberto-Culver Co.............      10,615,200
      10,000   Altria Group Inc..............         708,600
     115,000   Avon Products Inc.............       3,584,550
     400,000   Body Shop International plc...       2,060,566
      33,000   Eastman Kodak Co..............         938,520
     135,000   Gallaher Group plc, ADR.......       7,850,250
       1,000   Kimberly-Clark Corp...........          57,800
     200,000   Mattel Inc....................       3,626,000
     100,000   Maytag Corp...................       2,133,000
      90,000   Procter & Gamble Co...........       5,185,800
     700,000   Swedish Match AB..............       9,571,804
                                               --------------
                                                   46,332,090
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 2.7%
     185,000   Bouygues SA...................       9,830,886
     150,000   Cooper Industries Ltd., Cl. A.      13,035,000
     465,000   General Electric Co...........      16,172,700
     225,000   Honeywell International Inc...       9,623,250
      60,000   ITT Industries Inc............       3,373,200

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
     116,000   Sonoco Products Co............  $    3,928,920
       1,000   Textron Inc...................          93,390
   1,051,000   Tomkins plc...................       6,139,978
     120,000   WHX Corp.+....................       1,218,000
                                               --------------
                                                   63,415,324
                                               --------------
               ENERGY AND UTILITIES: ELECTRIC -- 5.2%
      30,000   Allegheny Energy Inc.+........       1,015,500
     120,000   ALLETE Inc....................       5,592,000
     310,000   American Electric Power
                Co. Inc. ....................      10,546,200
     410,000   DPL Inc.......................      11,070,000
      17,500   DTE Energy Co.................         701,575
     270,000   Duquesne Light Holdings Inc...       4,455,000
     284,400   Electric Power Development
                Co. Ltd. ....................       9,012,846
     230,000   FPL Group Inc.................       9,232,200
     610,000   Great Plains Energy Inc.......      17,171,500
     600,000   Pepco Holdings Inc............      13,674,000
     220,000   Pinnacle West Capital Corp....       8,602,000
     490,000   Southern Co...................      16,057,300
     390,000   Unisource Energy Corp.........      11,895,000
                                               --------------
                                                  119,025,121
                                               --------------
               ENERGY AND UTILITIES: INTEGRATED -- 11.2%
      12,000   Alliant Energy Corp...........         377,640
     400,000   Ameren Corp...................      19,928,000
      35,000   Avista Corp...................         722,750
      11,000   Black Hills Corp..............         374,000
      24,000   Central Vermont Public
                Service Corp. ...............         509,040
      33,000   CH Energy Group Inc...........       1,584,000
     108,000   Chubu Electric Power Co. Inc..       2,706,882
     121,500   Chugoku Electric Power
                Co. Inc. ....................       2,529,099
     345,000   Cinergy Corp..................      15,666,450
     139,000   CONSOL Energy Inc.............      10,308,240
     200,000   Consolidated Edison Inc.......       8,700,000
      20,000   Dominion Resources Inc........       1,380,600
     200,000   Duke Energy Corp..............       5,830,000
     430,000   Edison SpA+...................         851,475
     200,000   El Paso Corp..................       2,410,000
      20,000   Empire District Electric Co...         444,400
     500,000   Endesa SA.....................      16,141,933
      99,800   Endesa SA, ADR................       3,208,570
     300,000   Enel SpA......................       2,537,628
      47,000   Enel SpA, ADR.................       1,985,280
     139,500   Energy East Corp..............       3,389,850
     220,000   FirstEnergy Corp..............      10,758,000
     135,000   Hawaiian Electric
                Industries Inc. .............       3,662,550
     250,000   Hera SpA......................         755,896
     121,500   Hokkaido Electric Power Co. Inc.     2,606,521
     121,500   Hokuriku Electric Power Co....       2,539,422
     121,500   Kansai Electric Power Co. Inc.       2,699,426
      80,500   Korea Electric Power Corp., ADR      1,738,800
     121,500   Kyushu Electric Power Co. Inc.       2,740,718
      25,000   Maine & Maritimes Corp........         384,000

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
      10,000   MGE Energy Inc................  $      331,800
      35,102   National Grid plc, ADR........       1,742,112
     255,000   NiSource Inc..................       5,156,100
     610,000   NSTAR.........................      17,452,100
     500,000   OGE Energy Corp...............      14,500,000
      40,000   Ormat Technologies Inc........       1,524,000
     330,000   Progress Energy Inc...........      14,513,400
     300,000   Public Service Enterprise
                Group Inc. ..................      19,212,000
     220,000   Scottish Power plc, ADR.......       8,863,800
     121,500   Shikoku Electric Power Co. Inc.      2,518,777
      15,000   TECO Energy Inc...............         241,800
     121,500   Tohoku Electric Power Co. Inc.       2,627,167
     108,000   Tokyo Electric Power Co. Inc..       2,693,118
       2,000   TXU Corp......................          89,520
      69,800   Vectren Corp..................       1,841,324
     470,000   Westar Energy Inc.............       9,780,700
      90,000   Wisconsin Energy Corp.........       3,599,100
     150,000   WPS Resources Corp............       7,383,000
     750,000   Xcel Energy Inc...............      13,612,500
                                               --------------
                                                  257,153,488
                                               --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 3.4%
       8,500   AGL Resources Inc.............         306,425
     102,000   Atmos Energy Corp.............       2,685,660
      14,800   Delta Natural Gas Co. Inc.....         393,532
       6,000   Energen Corp..................         210,000
     450,000   KeySpan Corp..................      18,391,500
      20,000   Kinder Morgan Energy
                Partners LP .................         963,600
      60,000   Laclede Group Inc.............       2,065,200
     300,000   National Fuel Gas Co..........       9,816,000
     215,000   Nicor Inc.....................       8,505,400
     220,000   ONEOK Inc.....................       7,095,000
     260,000   Peoples Energy Corp...........       9,266,400
     300,000   SEMCO Energy Inc.+............       1,662,000
     200,000   Sempra Energy.................       9,292,000
      24,000   South Jersey Industries Inc...         654,480
      50,000   Southern Union Co.............       1,241,500
     180,000   Southwest Gas Corp............       5,031,000
                                               --------------
                                                   77,579,697
                                               --------------
               ENERGY AND UTILITIES: OIL -- 13.7%
      10,000   Amerada Hess Corp.............       1,424,000
       7,000   Anadarko Petroleum Corp.......         707,070
      40,000   Apache Corp...................       2,620,400
      20,000   Baker Hughes Inc..............       1,368,000
      46,900   BG Group plc, ADR.............       2,941,099
     160,000   BP plc, ADR...................      11,030,400
     140,000   Burlington Resources Inc......      12,867,400
      18,123   Chesapeake Energy Corp........         569,244
     319,888   Chevron Corp..................      18,543,907
       1,000   Cimarex Energy Co.............          43,260

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
     320,000   ConocoPhillips................  $   20,208,000
      40,000   Cooper Cameron Corp.+.........       1,763,200
      65,000   Devon Energy Corp.............       3,976,050
     290,000   Diamond Offshore Drilling Inc.      25,955,000
     187,500   Eni SpA, ADR..................      10,683,750
     225,000   Exxon Mobil Corp..............      13,693,500
     250,000   Halliburton Co................      18,255,000
      89,994   Kerr-McGee Corp...............       8,592,627
     297,000   Marathon Oil Corp.............      22,622,490
     200,000   Murphy Oil Corp...............       9,964,000
       2,000   Nabors Industries Ltd.+.......         143,160
       5,000   Noble Corp....................         405,500
     190,000   Occidental Petroleum Corp.....      17,603,500
       7,000   Oceaneering International Inc.+        401,100
      30,000   PetroChina Co. Ltd., ADR......       3,148,500
     350,000   Remington Oil & Gas Corp.+....      15,127,000
     280,000   Repsol YPF SA, ADR............       7,980,000
     200,000   Royal Dutch Shell plc,
                Cl. A, ADR ..................      12,452,000
      60,000   Schlumberger Ltd..............       7,594,200
       1,000   Seitel Inc.+..................           3,200
     940,000   Statoil ASA, ADR..............      26,771,200
     200,000   Sunoco Inc....................      15,514,000
     100,000   Total SA, ADR.................      13,173,000
      80,000   Transocean Inc.+..............       6,424,000
                                               --------------
                                                  314,568,757
                                               --------------
         ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co. ....         410,960
      53,333   Aqua America Inc..............       1,483,724
       4,000   Artesian Resources Corp.,
                Cl. A .......................         133,600
       3,000   California Water Service Group         135,150
       6,000   Connecticut Water Service Inc.         157,320
       6,000   Middlesex Water Co............         113,640
      21,466   Pennichuck Corp...............         540,943
      90,000   SJW Corp......................       2,416,500
      16,800   Southwest Water Co. ..........         267,792
      25,000   Suez SA  .....................         988,269
     168,000   Suez SA, Strips+..............           2,036
      36,000   United Utilities plc, ADR ....         873,000
      11,000   Veolia Environnement .........         610,934
       6,000   York Water Co.................         157,380
                                               --------------
                                                    8,291,248
                                               --------------
               ENTERTAINMENT -- 1.1%
       8,000   Grupo Televisa SA, ADR .......         159,200
     400,000   The Walt Disney Co. ..........      11,156,000
     400,000   Time Warner Inc...............       6,716,000
     220,000   Vivendi Universal SA, ADR ....       7,524,000
                                               --------------
                                                   25,555,200
                                               --------------
               ENVIRONMENTAL SERVICES -- 0.1%
      80,000   Waste Management Inc. ........       2,824,000
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               COMMON STOCKS (CONTINUED)
               EQUIPMENT AND SUPPLIES -- 0.8%
     115,000   CIRCOR International Inc. ....  $    3,358,000
      29,000   Lufkin Industries Inc. .......       1,607,760
      43,000   Mueller Industries Inc. ......       1,534,670
     280,000   RPC Inc. .....................       6,398,000
      22,000   Weatherford International Ltd.+      1,006,500
     250,000   Xerox Corp.+..................       3,800,000
                                               --------------
                                                   17,704,930
                                               --------------
               FINANCIAL SERVICES -- 13.6%
     310,000   AllianceBernstein Holding LP .      20,537,500
     370,000   American Express Co...........      19,443,500
     260,000   American International
                Group Inc. ..................      17,183,400
      80,000   Ameriprise Financial Inc......       3,604,800
     285,000   AmSouth Bancorporation........       7,709,250
     630,000   Bank of America Corp..........      28,690,200
     361,400   Bank of New York Co. Inc......      13,024,856
       5,000   BlackRock Inc., Cl. A.........         700,000
     500,000   Citigroup Inc.................      23,615,000
     210,000   Commerce Bancorp Inc..........       7,696,500
      30,000   Deutsche Bank AG..............       3,427,200
      80,000   Fannie Mae....................       4,112,000
      40,000   Fidelity National Financial Inc.     1,421,200
       7,000   Fidelity National Title Group
                Inc., Cl. A .................         159,390
     165,000   Fifth Third Bancorp...........       6,494,400
     100,000   First Horizon National Corp...       4,165,000
      40,000   Flushing Financial Corp.......         698,400
      44,300   Gold Banc Corp. Inc...........         811,576
      27,000   Hartford Financial Services
                Group Inc. ..................       2,174,850
     520,000   JPMorgan Chase & Co...........      21,652,800
      97,000   Merrill Lynch & Co. Inc.......       7,639,720
     135,000   Morgan Stanley................       8,480,700
     200,000   New York Community Bancorp Inc.      3,504,000
      21,000   NewAlliance Bancshares Inc....         303,030
      40,000   North Fork Bancorporation Inc.       1,153,200
     210,000   PNC Financial Services
                Group Inc. ..................      14,135,100
     358,200   Popular Inc...................       7,436,232
       1,000   Progressive Corp..............         104,260
     308,210   Sovereign Bancorp Inc.........       6,752,881
     290,000   St. Paul Travelers
                Companies Inc. ..............      12,119,100
      20,750   Sterling Bancorp..............         427,450
      50,000   T. Rowe Price Group Inc.......       3,910,500
      60,000   The Allstate Corp.............       3,126,600
       5,000   Unitrin Inc...................         232,550
      14,490   Valley National Bancorp.......         371,234
     260,000   Wachovia Corp.................      14,573,000
     350,000   Waddell & Reed Financial Inc.,
                Cl. A .......................       8,085,000
      32,000   Washington Mutual Inc.........       1,363,840
       3,500   Webster Financial Corp........         169,610
     225,000   Wells Fargo & Co..............      14,370,750
      85,200   Wilmington Trust Corp.........       3,693,420
     157,000   Zions Bancorporation..........      12,988,610
                                               --------------
                                                  312,262,609
                                               --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               FOOD AND BEVERAGE -- 3.3%
     160,000   Anheuser-Busch Companies Inc..  $    6,843,200
      50,000   Campbell Soup Co..............       1,620,000
     240,000   Coca-Cola Co..................      10,048,800
     200,000   ConAgra Foods Inc.............       4,292,000
     220,000   General Mills Inc.............      11,149,600
     210,000   Groupe Danone.................      25,728,932
     180,000   H.J. Heinz Co.................       6,825,600
       1,000   Kellogg Co....................          44,040
      50,000   Kraft Foods Inc., Cl. A.......       1,515,500
     339,450   Parmalat SpA, GDR+ (a)........       1,068,045
     290,000   Sara Lee Corp.................       5,185,200
      12,000   Wm. Wrigley Jr. Co............         768,000
                                               --------------
                                                   75,088,917
                                               --------------
               HEALTH CARE -- 4.5%
     145,000   Bristol-Myers Squibb Co.......       3,568,450
   1,000,000   Chiron Corp.+.................      45,810,000
     195,000   Eli Lilly & Co................      10,783,500
      90,000   IMS Health Inc................       2,319,300
     220,000   Merck & Co. Inc...............       7,750,600
      60,000   Owens & Minor Inc.............       1,966,200
     670,000   Pfizer Inc....................      16,696,400
     108,900   Schering AG...................      11,321,810
      30,000   Schering AG, ADR..............       3,117,300
      10,000   Wyeth.........................         485,200
       5,000   Zimmer Holdings Inc.+.........         338,000
                                               --------------
                                                  104,156,760
                                               --------------
               HOTELS AND GAMING -- 1.0%
     110,000   Aztar Corp.+..................       4,618,900
      60,000   GTECH Holdings Corp...........       2,043,000
     100,000   Hilton Hotels Corp............       2,546,000
   2,000,000   Ladbrokes plc.................      13,517,034
                                               --------------
                                                   22,724,934
                                               --------------
               MACHINERY -- 0.4%
     170,000   CNH Global NV.................       4,382,600
      50,000   Deere & Co....................       3,952,500
                                               --------------
                                                    8,335,100
                                               --------------
               METALS AND MINING -- 0.6%
       9,999   Arch Coal Inc.................         759,324
       8,000   BHP Billiton Ltd., ADR .......         318,800
       3,000   Fording Canadian Coal Trust ..         113,970
     120,000   Freeport-McMoRan Copper &
                Gold Inc., Cl. B ............       7,172,400
      24,000   Inco Ltd......................       1,197,360
      10,000   Massey Energy Co..............         360,700
      24,000   Peabody Energy Corp. .........       1,209,840
      24,000   Phelps Dodge Corp. ...........       1,932,720
       1,000   Rio Tinto plc, ADR ...........         207,000
       3,000   Westmoreland Coal Co.+ .......          78,750
                                               --------------
                                                   13,350,864
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               COMMON STOCKS (CONTINUED)
               PUBLISHING -- 0.4%
     135,000   Dow Jones & Co. Inc. .........  $    5,305,500
     240,000   Reader's Digest
                Association Inc. ............       3,540,000
                                               --------------
                                                    8,845,500
                                               --------------
               REAL ESTATE -- 0.6%
     300,000   Arden Realty Inc. ............      13,539,000
       8,000   Brookfield Asset
                Management Inc., Cl. A ......         440,480
                                               --------------
                                                   13,979,480
                                               --------------
               RETAIL -- 1.2%
     550,000   Albertson's Inc...............      14,118,500
     157,000   Ingles Markets Inc.,
                Cl. A .......................       2,797,740
     430,000   Safeway Inc...................      10,801,600
                                               --------------
                                                   27,717,840
                                               --------------
               SPECIALTY CHEMICALS -- 1.0%
      75,000   Ashland Inc...................       5,331,000
     165,200   Dow Chemical Co...............       6,707,120
      90,000   E.I. du Pont de Nemours
                and Co. .....................       3,798,900
     200,000   Ferro Corp....................       4,000,000
     115,000   Olin Corp.....................       2,469,050
      18,146   Tronox Inc., Cl. B+...........         308,307
                                               --------------
                                                   22,614,377
                                               --------------
               TELECOMMUNICATIONS -- 5.2%
     800,000   AT&T Inc......................      21,632,000
     650,000   BCE Inc.......................      15,639,000
     205,000   BellSouth Corp................       7,103,250
      74,000   BT Group plc, ADR.............       2,872,680
       2,000   CenturyTel Inc................          78,240
      50,000   Compania de Telecomunicaciones
                de Chile SA, ADR ............         447,000
     100,000   Deutsche Telekom AG, ADR......       1,682,000
      55,000   France Telecom SA, ADR........       1,236,400
     210,000   Hellenic Telecommunications
                Organization SA, ADR+ .......       2,307,900
     200,000   Portugal Telecom SGPS SA......       2,426,137
     205,000   Qwest Communications
                International Inc.+ .........       1,394,000
     840,000   Sprint Nextel Corp............      21,705,600
      12,000   Telecom Corp. of New Zealand
                Ltd., ADR ...................         327,840
      42,000   Telecom Italia SpA, ADR.......       1,226,400
      26,000   Telefonica SA, ADR............       1,221,220
     275,000   Telefonos de Mexico SA de CV,
                Cl. L, ADR ..................       6,182,000
     150,000   Telstra Corp. Ltd., ADR.......       2,011,500
      75,000   TELUS Corp., Non-Voting.......       2,903,952
     810,000   Verizon Communications Inc....      27,588,600
                                               --------------
                                                  119,985,719
                                               --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               TRANSPORTATION -- 0.4%
       4,000   Frontline Ltd.................  $      133,960
     210,000   GATX Corp.....................       8,670,900
      24,000   Golden Ocean Group Ltd.+......          11,572
       4,250   Ship Finance International Ltd.         72,930
      35,000   Teekay Shipping Corp..........       1,297,450
                                               --------------
                                                   10,186,812
                                               --------------
               WIRELESS COMMUNICATIONS -- 1.2%
      14,000   Crown Castle International
                Corp.+ ......................         396,900
     700,000   Nextel Partners Inc., Cl. A+..      19,824,000
     110,000   United States Cellular Corp.+.       6,529,600
       3,000   Vimpel-Communications, ADR+...         129,030
                                               --------------
                                                   26,879,530
                                               --------------
               TOTAL COMMON STOCKS...........   1,792,590,363
                                               --------------

               CONVERTIBLE PREFERRED STOCKS -- 2.6%
               AEROSPACE -- 0.0%
       8,315   Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B .....       1,120,446
                                               --------------
               AUTOMOTIVE -- 0.0%
      20,000   General Motors Corp.,
                4.500% Cv. Pfd., Ser. A .....         464,200
                                               --------------
               AVIATION: PARTS AND SERVICES -- 0.2%
      34,200   Sequa Corp.,$5.00 Cv. Pfd....        4,403,250
                                               --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A ....          819,464
                                               --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                6.000% Cv. Pfd. ............            7,150
                                               --------------
               BUSINESS SERVICES -- 0.1%
      35,000   Allied Waste Industries Inc.,
                6.250% Cv. Pfd. ............        2,107,350
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 0.4%
     179,400   Owens-Illinois Inc.,
                4.750% Cv. Pfd. .............       6,207,240
      80,502   Smurfit-Stone Container Corp.,
                7.000% Cv. Pfd., Ser. A .....       1,823,370
       1,000   U.S. Steel Corp.,
                7.000% Cv. Pfd., Ser. B .....         193,200
                                               --------------
                                                    8,223,810
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
               CONVERTIBLE  PREFERRED STOCKS (CONTINUED)
               ENERGY AND UTILITIES -- 0.6%
               Chesapeake Energy Corp.,
       5,000     5.000% Cv. Pfd. (a).........  $      688,450
      20,000     5.000% Cv. Pfd..............       3,927,600
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd., Ser. B ....       1,507,500
     130,000   El Paso Corp. Capital Trust I,
                 4.750% Cv. Pfd., Ser. C ....       4,680,000
      40,000   Hanover Compressor Capital Trust,
                 7.250% Cv. Pfd. ............       2,175,000
                                               --------------
                                                   12,978,550
                                               --------------
               ENTERTAINMENT -- 0.1%
     145,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B ....       3,414,750
                                               --------------
               FINANCIAL SERVICES -- 0.7%
       4,500   Doral Financial Corp.,
                 4.750% Cv. Pfd. ............         744,750
     215,000   National Australia Bank Ltd.,
                 7.875% Cv. Pfd. ............       9,470,750
     138,900   Newell Financial Trust I,
                 5.250% Cv. Pfd. ............       5,937,975
                                               --------------
                                                   16,153,475
                                               --------------
               HEALTH CARE -- 0.0%
      10,000   Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B ....         723,550
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100   Equity Office Properties Trust,
                 5.250% Cv. Pfd., Ser. B ....         107,415
                                               --------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ....       2,162,500
     121,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd. ............       6,570,300
                                               --------------
                                                    8,732,800
                                               --------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp., $2.50 Cv. Pfd.....         310,875
         982   Kansas City Southern,
                4.250% Cv. Pfd. .............         838,969
                                               --------------
                                                    1,149,844
                                               --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ...........      60,406,054
                                               --------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------
               CONVERTIBLE CORPORATE BONDS -- 1.9%
               AEROSPACE -- 0.1%
 $ 1,000,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ...........  $    1,127,500
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...........         425,000
                                               --------------
               BROADCASTING -- 0.5%
     100,000   Lin Television Corp.,
                 Sub. Deb. Cv.,
                 2.500%, 05/15/33 ...........          91,000
  13,240,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12 ...........      11,700,850
                                               --------------
                                                   11,791,850
                                               --------------
               BUSINESS SERVICES -- 0.1%
               Trans-Lux Corp., Sub. Deb. Cv.,
   2,000,000     7.500%, 12/01/06...........        1,972,500
     950,000     8.250%, 03/01/12...........          895,375
                                               --------------
                                                    2,867,875
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
  10,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...........       9,900,000
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ...........       1,965,000
                                               --------------
                                                   11,865,000
                                               --------------
               ENTERTAINMENT -- 0.1%
   1,500,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23 ...........       1,618,125
                                               --------------
               EQUIPMENT AND SUPPLIES -- 0.1%
   1,000,000   Robbins & Myers Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 01/31/08 ...........       1,047,500
                                               --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                 3.500%, 11/15/12 ...........         485,313
                                               --------------
               METALS AND MINING -- 0.0%
     400,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 ......         531,000
                                               --------------
               REAL ESTATE -- 0.0%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/24...........           93,625
   1,000,000     3.250%, 05/15/24 (a).......          936,250
                                               --------------
                                                    1,029,875
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               TELECOMMUNICATIONS -- 0.3%
 $ 6,000,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ...........  $    5,692,500
                                               --------------
               TRANSPORTATION -- 0.2%
   3,000,000   GATX Corp., Cv.,
                 7.500%, 02/01/07 ...........       3,817,500
                                               --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ............      42,299,038
                                               --------------
      SHARES
     -------

               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR,
                 expire 12/31/15+ (a)(e) ....               0
                                               --------------
   PRINCIPAL
    AMOUNT
   -------

               SHORT-TERM OBLIGATIONS -- 17.6%
               REPURCHASE AGREEMENTS -- 14.3%
$200,000,000   ABN Amro, 4.450%, dated 03/31/06,
                 due 04/03/06, proceeds
                 at maturity,
                 $200,074,167 (c) ...........     200,000,000
 130,000,000   Barclays Capital Inc., 4.400%,
                 dated 03/31/06, due 04/03/06,
                 proceeds at maturity,
                 $130,047,667 (d) ...........     130,000,000
                                               --------------
                                                  330,000,000
                                               --------------
               U.S. TREASURY BILLS -- 3.3%
  75,457,000   U.S. Treasury Bills,
                4.380% to 4.756%++,
                04/06/06 to 09/07/06 ........      74,980,789
                                               --------------
               TOTAL SHORT-TERM OBLIGATIONS..     404,980,789
                                               --------------
TOTAL INVESTMENTS -- 100.0%
 (Cost $2,029,643,941)                         $2,300,276,244
                                               ==============

   --------------
            For Federal tax purposes:
            Aggregate cost...................  $2,029,643,941
                                               ==============
            Gross unrealized appreciation....  $  296,966,433
            Gross unrealized depreciation....     (26,334,130)
                                               --------------
            Net unrealized appreciation
             (depreciation) .................  $  270,632,303
                                               ==============

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $2,692,745 or 0.12% of total investments. Except as noted in (e), these securities are liquid.
   (b)  Security is in default.
   (c) Collateralized by U.S. Treasury Bill, 4.640%, due 09/14/06, market value $204,000,000.
   (d) Collateralized by U.S. Treasury Bill, 4.562%, due 06/01/06, market value $132,600,000.
   (e) At March 31, 2006, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.00% of net assets, which was valued under methods approved by the Board, as follows:
                                                                     03/31/06
ACQUISITION                            ACQUISITION   ACQUISITION  CARRYING VALUE
  SHARES    ISSUER                         DATE          COST        PER UNIT
  ------    ------                     -----------   -----------  --------------
   650      Parmalat SpA, GDR
             warrants expire 12/31/15    11/09/05       $0.00        $0.0000
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   GDR  Global Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                    % OF
                                    MARKET       MARKET
                                    VALUE        VALUE
                                   -------       ------
GEOGRAPHIC DIVERSIFICATION
North America ..................... 85.6%   $1,969,176,411
Europe ............................ 11.5       262,932,525
Japan .............................  1.4        32,673,976
Latin America .....................  1.2        27,947,892
Asia/Pacific ......................  0.3         7,545,440
                                   ------   --------------
Total Investments .................100.0%   $2,300,276,244
                                   ======   ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                           -----------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.